DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Liquidity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	May 24, 2022	Jan. 28, 2022	Dec. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Cash operating bank account	$ 207,598	$ 200,884				$ 1,334,998
Working capital	1,413,168	(1,068,437)
Working capital loan, outstanding		0
Amount of convertible promissory note			$ 1,500,000
Convertible promissory note outstanding	700,000	0
Franchise taxes payable with interest earned on trust	30,000
Outstanding balance of related party note		544,000				$ 0
Promissory Note - Related Party
Subsidiary, Sale of Stock [Line Items]
Maximum Borrowing Capacity of Related Party Promissory Note					$ 544,000
Outstanding balance of related party note	544,000	544,000
Sponsor
Subsidiary, Sale of Stock [Line Items]
Due to the Sponsor for certain reimbursable expenses	163,486	7,295
Tax expense, franchise taxes	869
Sponsor | Promissory Note - Related Party
Subsidiary, Sale of Stock [Line Items]
Maximum Borrowing Capacity of Related Party Promissory Note					544,000
Outstanding balance of related party note		544,000
Sponsor | Promissory Note - Related Party | 2021 Promissory Note
Subsidiary, Sale of Stock [Line Items]
Maximum Borrowing Capacity of Related Party Promissory Note					$ 544,000
Outstanding balance of related party note	544,000	544,000
Sponsor | Promissory Note - Related Party | 2022 Promissory Note
Subsidiary, Sale of Stock [Line Items]
Borrowed aggregate principal amount				$ 400,000
Outstanding balance of related party note	$ 400,000	$ 0